As filed with the U.S. Securities and Exchange Commission on August 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

May 31, 2023

BTD Capital Fund

Ticker: DIP

BTD Capital Fund

BTD Capital Fund

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The BTD Capital Fund (“DIP” or the “Fund”). The following information pertains to the current fiscal period of December 12, 2022 (inception date) through May 31, 2023 (the “current fiscal period”). The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its investment objective by investing primarily in individual U.S. equity securities (generally consisting of common stocks and real estate investment trusts (“REITs”)) included in the S&P 500® that have been identified by Kaiju ETF Advisors (“Kaiju” or the “Sub-Adviser”) as oversold in the market. The Sub-Adviser utilizes a proprietary algorithm (the “Kaiju Algorithm”) to (i) select “oversold” securities for the Fund, (ii) identify market conditions that inform the Sub-Adviser’s buying and selling of securities, and (iii) employ risk management techniques to protect against major market corrections.

DIP had a strong showing from inception through early March 2023, meeting its goal of outperforming the S&P 500® by 1.84% during that period. However, performance inverted between early March and late May, causing DIP to underperform the S&P 500® by 13.58% between the inception date and May 31, 2023. The U.S. regional banking crisis at the end of this period exacerbated this reversal in DIP’s performance versus its benchmark, which we believe was due to constraints placed on DIP at inception which are slated to be removed in Q3 2023. DIP’s AI was unable to rebalance its portfolio holdings as quickly as it otherwise would have without these constraints, and it took several days to complete. This led to a persistent lag through ⅔ of the following quarter against the benchmark. Kaiju ETF Advisors believes that allowing DIP’s AI greater flexibility with respect to rebalance sizing, and sector weighting more in parity with its benchmark, will be beneficial in the future. DIP returned to a strong performance in the month of June, returning 8.83%.

The Fund had a negative performance during the current fiscal period. The market price for DIP decreased -7.98% and the Net Asset Value (“NAV”) decreased -7.98%, while the S&P 500® Index, a broad market index, gained 5.60% over the current fiscal period.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the original cost. Returns for periods of less than one year are not annualized. The most recent month-end performance

BTD Capital Fund

Letter to Shareholders

(Unaudited) (Continued)

may be found on the Fund’s website at www.dipetf.com. Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm net asset value (NAV). Market price returns reflect the closing price on the primary exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

For the current fiscal period, the best-performing constituents of the Fund were Mercadolibre, Inc. (MELI), Mohawk Industries, Inc. (MHK) and Sherwin Williams Company (SHW).

For the current fiscal period, the worst-performing constituents of the Fund were Truist Financial Corporation (TFC), Huntington Bancshares, Inc. (HBAN) and Newell Brands, Inc. (NWL).

The Fund commenced operations on December 12, 2022, and has 40,000 outstanding shares as of May 31, 2023.

We appreciate your investment in DIP.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Please refer to the prospectus for additional risks of investing in the Fund.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments.

BTD Capital Fund is distributed by Quasar Distributors, LLC.

BTD Capital Fund

Portfolio Allocation

As of May 31, 2023 (Unaudited)

Sector	Percentage of Net Assets
Financial	24.3%
Consumer, Non-cyclical	17.3
Consumer, Cyclical	15.2
Utilities	12.5
Industrial	11.1
Communications	6.6
Energy	6.4
Technology	3.2
Basic Materials	3.2
Short-Term Investments	0.2
Other Assets in Excess of Liabilities (a)	0.0
100.0%

(a)	Represents less than 0.05% of net assets.

BTD Capital Fund

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Basic Materials — 3.2%
222	PPG Industries, Inc.	$29,146
	Communications — 6.6%
12	Booking Holdings, Inc. (a)	30,105
943	JD.com, Inc. - ADR	30,742
		60,847
	Consumer, Cyclical — 15.2%
273	Advance Auto Parts, Inc.	19,899
2,048	American Airlines Group, Inc. (a)	30,270
401	CarMax, Inc. (a)	28,956
222	Dollar Tree, Inc. (a)	29,943
204	Genuine Parts Company	30,382
		139,450
	Consumer, Non-cyclical — 17.3%
389	AstraZeneca plc - ADR	28,428
366	Cardinal Health, Inc.	30,122
66	IDEXX Laboratories, Inc. (a)	30,675
882	Kroger Company	39,981
349	McCormick & Company, Inc.	29,920
		159,126
	Energy — 6.4%
1,267	Coterra Energy, Inc.	29,458
852	EQT Corporation	29,624
		59,082
	Financial — 24.3%
229	American Tower Corporation	42,237
228	Cboe Global Markets, Inc.	30,192
41	Equinix, Inc.	30,567
1,842	Host Hotels & Resorts, Inc.	30,577
291	Intercontinental Exchange, Inc.	30,831
571	Iron Mountain, Inc.	30,503
380	Welltower, Inc.	28,352
		223,259

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Schedule of Investments
May 31, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrial — 11.1%
474	A. O. Smith Corporation	$30,308
387	Amphenol Corporation - Class A	29,199
426	Xylem, Inc.	42,685
		102,192
	Technology — 3.2%
278	Paychex, Inc.	29,171
	Utilities — 12.5%
393	DTE Energy Company	42,287
610	Eversource Energy	42,230
400	Pinnacle West Capital Corporation	30,911
		115,428
	TOTAL COMMON STOCKS (Cost $922,269)	917,701

	SHORT-TERM INVESTMENTS — 0.2%
1,736	First American Government Obligations Fund - Class X, 4.97% (b)	1,736
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,736)	1,736
	TOTAL INVESTMENTS - 100.0% (Cost $924,005)	919,437
	Other Assets in Excess of Liabilities — 0.0% (c)	108
	NET ASSETS — 100.0%	$919,545

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of May 31, 2023.
(c)	Represents less than 0.005% of net assets.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Statement of Assets and Liabilities

May 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (Cost $924,005)	$919,437
Receivable for securities sold	360,229
Dividends and interest receivable	1,490
Total assets	1,281,156

LIABILITIES
Payable for securities purchased	360,602
Management fees payable	1,009
Total liabilities	361,611

NET ASSETS	$919,545

Net Assets Consist of:
Paid-in capital	$1,007,659
Total distributable earnings (accumulated deficit)	(88,114)
Net assets	$919,545

Net Asset Value:
Net assets	$919,545
Shares outstanding ^	40,000
Net asset value, offering and redemption price per share	$22.99

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Statement of Operations

For the Period Ended May 31, 2023(1) (Unaudited)

INCOME
Dividends	$12,592
Interest	50
Total investment income	12,642

EXPENSES
Management fees	8,104
Total expenses	8,104

Net investment income (loss)	4,538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(80,814)
In-kind redemptions	(2,282)
Change in unrealized appreciation (depreciation) on:
Investments	(4,568)
Net realized and unrealized gain (loss) on investments	(87,664)
Net increase (decrease) in net assets resulting from operations	$(83,126)

(1)	The Fund commenced operations on December 12, 2022. The information presented is from December 12, 2022 to May 31, 2023

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Statement of Changes in Net Assets

Period Ended May 31, 2023(1) (Unaudited)
OPERATIONS
Net investment income (loss)	$4,538
Net realized gain (loss) on investments	(83,096)
Change in unrealized appreciation (depreciation) on investments	(4,568)
Net increase (decrease) in net assets resulting from operations	(83,126)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,988)
Total distributions to shareholders	(4,988)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,712,344
Payments for shares redeemed	(704,685)
Net increase (decrease) in net assets derived from capital share transactions (a)	1,007,659
Net increase (decrease) in net assets	$919,545

NET ASSETS
Beginning of period	$—
End of period	$919,545

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	70,000
Shares redeemed	(30,000)
Net increase (decrease)	40,000

(1)	The fund commenced operations on December 12, 2022. The information presented is from December 12, 2022 to May 31, 2023.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended May 31, 2023(1)
	(Unaudited)
Net asset value, beginning of period	$25.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.08
Net realized and unrealized gain (loss) on investments (6)	(2.08)
Total from investment operations	(2.00)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.07)
Total distributions to shareholders	(0.07)

Net asset value, end of period	$22.99

Total return	-7.98	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$920

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	1.25	%(4)
Net investment income (loss) to average net assets	0.70	%(4)
Portfolio turnover rate (5)	2,844	%(3)

(1)	Commencement of operations on December 12, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

BTD Capital Fund

Notes to Financial Statements
May 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

BTD Capital Fund (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on December 12, 2022.

The end of the reporting period for the Fund is May 31, 2023, and the period covered by these Notes to Financial Statements is the period from December 12, 2022 through May 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$917,701	$—	$—	$917,701
Short-Term Investments	1,736	—	—	1,736
Total Investments in Securities	$919,437	$—	$—	$919,437

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Unaudited) (Continued)

Dividend income is are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Kaiju ETF Advisors (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $38,875,837 and $38,623,382, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,452,832 and $699,921, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $4,988 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

BTD Capital Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2023 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Fund’s principal investment strategies are dependent on the Sub-Adviser’s understanding of artificial intelligence. As a result, the Fund’s performance will be dependent on the Sub-Adviser’s skill in understanding and utilizing the Kaiju’s Algorithm to implement the Fund’s principal investment strategy. In addition, the Sub-Adviser has not previously managed a registered investment company, which may increase the risk of investing in the Fund.

“Buy the Dip” Risk. A “value” style of investing could produce poor performance results relative to other funds, even in a rising market, if the methodology used by the Fund to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Portfolio Turnover Risk. The Fund is expected to actively and frequently trade securities or other instruments in its portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

BTD Capital Fund

Expense Example
For the Period Ended May 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BTD Capital Fund

Expense Example

For the Period Ended May 31, 2023 (Unaudited) (Continued)

	Beginning Account Value December 12, 2022 (1)	Ending Account Value May 31, 2023	Expenses Paid During the Period
Actual	$1,000.00	$920.20	$5.59	(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	(3)

(1)	Fund Commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 1.25%, multiplied by the average account value during the period, multiplied by 170/365 to reflect the period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 1.25%, multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

BTD Capital Fund

Approval of Advisory Agreements & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on October 26, 2022 and December 2, 2022 (together, the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of BTD Capital Fund (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Kaiju ETF Advisors (the “Sub-Adviser”), each for an initial two-year term.

Prior to the October 26, 2022 Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant. At the October 26, 2022 Meeting, the Board requested additional information from the Adviser and Sub-Adviser and, prior to the December 2, 2022 Meeting, the Adviser and Sub-Adviser provided written materials (also, “Materials”) that were responsive to the Board’s requests.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, the breakpoints included in the advisory and sub-advisory fee schedules, which have the effect of reducing the fee as Fund assets grow, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board then discussed the Materials and the Adviser’s and Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the Agreements in light of this information.

BTD Capital Fund

APPROVAL oF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, including oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed “unified fee” (described below) and estimated net expense ratio and compared them to the Fund’s Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s net expense ratio included the estimated cost of the Fund’s investments in other funds, also known as “acquired fund fees and expenses” (“AFFE”). The Board observed that the Fund’s net expense ratio was higher than the net expense ratios of funds selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). The Board noted, however, that Barrington selected actively managed, large cap value funds for inclusion in the Peer Group and screened out funds that focused on dividend yield, but Barrington did not select funds based on whether they employed artificial intelligence (“AI”)-enhanced strategies similar to the strategies of the Fund. The Board also noted that the Fund’s net expense ratio was higher than the net expense ratios for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board took

BTD Capital Fund

APPROVAL oF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

into account the Adviser’s assertion that there are very few ETFs in the market with an investment strategy driven by AI similar to that of the Fund and, consequently, the Selected Peer Group was comprised of a mix of actively managed, U.S. large-cap ETFs with AI-enhanced strategies and actively managed ETFs with similar investment strategies to the Fund but no AI component.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, AFFE, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s unified advisory fee with respect to potential economies of scale. The Board noted that the proposed unified advisory fee schedule included breakpoints at multiple asset levels. The Board concluded that the inclusion of breakpoint reductions to the Fund’s proposed fee structure reflects a sharing of economies of scale between the Adviser and the Fund that would take place as the Fund’s assets grow. The Board noted its intention to monitor fees as the Fund grows in size and assess whether the advisory fee breakpoints are designed properly to share economies of scale or if changes to the fee schedule may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement,

BTD Capital Fund

APPROVAL oF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund. In particular, the Board considered the Sub-Adviser’s development and use of sophisticated, proprietary artificial intelligence (“AI”) algorithms and data sets to provide portfolio management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. However, the Sub-Adviser provided and the Board considered certain information designed to show how the Fund’s investment strategy may have performed over various periods of time. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the day-to-day management of the Fund by the portfolio managers in carrying out the Fund’s investment strategy.

BTD Capital Fund

APPROVAL oF ADVISORY AGREEMENTs & BOARD CONSIDERATIONs

(Unaudited) (Continued)

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm and the Sub-Adviser’s expenses associated with the AI technology necessary for the implementation of the Fund’s investment strategy.

The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Fund, including through its proprietary AI algorithms, noting that the Sub-Adviser had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various Fund asset levels.

The Board observed that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that the proposed sub-advisory fee schedule included breakpoints at multiple asset levels, which would generally have the effect of reducing the sub-advisory fee as Fund assets grow. The Board further noted that the schedule for the Adviser’s unified fee also included breakpoints at similar asset levels, which could allow for sharing of economies of scale with the Fund as assets grow. The Board determined that it would monitor fees as the Fund grows to assess whether economies of scale were being effectively shared with, the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

BTD Capital Fund

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

BTD Capital Fund

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.dipetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.dipetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.dipetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.dipetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.dipetf.com.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, Oklahoma 73120

Sub-Adviser
Kaiju ETF Advisors
157 Broad Street, Suite 320
Red Bank, New Jersey 07701

Distributor
Quasar Distributors, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

BTD Capital Fund
Symbol – DIP
CUSIP – 26922B634

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/4/23

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/4/23

* Print the name and title of each signing officer under his or her signature.